Notes Payable	6 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Notes Payable

Note 5: Notes Payable

In September 2011 the Company entered into separate promissory notes with The Diversified Group Land Contract Limited Partnership # 5 (“LCLP #5”) and The Diversified Group Land Contract Limited Partnership # 6 (“LCLP #6”) for $300,000 and $250,000, respectively. LCLP #5 and LCLP #6 both consist of general partner The Diversified Group Partnership Management, LLC, a related party, and multiple limited partners, who are not related parties to the Company and are not parties in any other Company agreements. No amounts under the promissory notes were paid by The Diversified Group Partnership Management, LLC. Each note has an interest rate of 9.9% and a term that ends in December 2011. Monthly payments are required with a final balloon payment due at the end of the loan term. Additionally, in October 2011 the promissory notes were amended to extend the due date of the final balloon payment to June 2012.

In October 2011 the Company entered into the following separate promissory notes:

Note Description	Amount	Rate	Due Date
The Diversified Group Land Contract Limited Partnership #7 (“LCLP#7”)	237,500	13.68%	6/1/2012
The Diversified Group Land Contract Limited Partnership #8 (“LCLP#8”)	247,000	11.13%	6/1/2012
The Diversified Group Land Contract Limited Partnership #9 (“LCLP#9”)	450,000	11.13%	6/1/2012

Each promissory note consists of general partner The Diversified Group Partnership Management, LLC, a related party, and multiple limited partners, who are not related parties to the Company and are not parties in any other Company agreements. No amounts under the promissory notes were paid by The Diversified Group Partnership Management, LLC. Monthly payments are required with a final balloon payment due at the end of the loan term.

As of December 31, 2011, the Company made one monthly payment against LCLP#5, LCLP#6 LCLP#7, LCLP#8, and LCLP#9. Interest expense for the three and six months ended December 31, 2011 was $36,540 and $38,960, respectively.